CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 662,618	$ 266,708	$ 261,594
Accounts Receivable, net	26,673,248	22,874,493	20,141,436
Due From Affiliates			604,637
Inventory	1,155,892	1,413,275	742,780
Prepaid Expenses and Other Current Assets	401,272	298,104	233,597
Total Current Assets	28,893,030	24,852,579	21,984,044
Property and Equipment, net	14,552,333	14,946,782	8,039,404
Other Assets, net	55,456	64,379	68,620
Total Assets	43,500,819	39,863,740	30,092,068
Current Liabilities
Accounts Payable	8,085,782	9,634,602	6,906,807
Accrued Expenses	1,887,787	1,380,223	503,454
Lines of Credit	3,962,299	1,521,250	1,289,801
Current Taxes Payable	2,091,253	1,194,128
Current Portion of Long-Term Debt and Capital Lease Obligations	1,217,456	1,238,277	1,737,985
Total Current Liabilities	17,244,577	14,968,480	10,438,047
Long-Term Liabilities
Long-Term Debt and Capital Lease Obligations, Net of Current Portion	13,631,280	13,699,670	8,999,346
Deferred Taxes Payable	3,283,622	3,282,622
Other Long-Term Liabilities	143,629	74,130	188,452
Total Long-Term Liabilities	17,058,531	17,056,422	9,187,798
Commitments and Contingencies
Shareholders' Equity
Preferred Stock, $0.0001 par value, 50,000,000 shares authorized, zero issued and outstanding, respectively
Common Stock, $0.0001 par value, 200,000,000 shares authorized, 40,000,006 and 39,964,346 shares issued and outstanding, respectively	4,065	4,000	3,996
Additional Paid-In Capital	11,429,455	11,716,594	2,874,410
Retained Earnings/(Accumulated Deficit)	(2,235,809)	(3,881,756)	7,587,817
Total Shareholders' Equity	9,197,711	7,838,838	10,466,223
Total Liabilities and Shareholders' Equity	$ 43,500,819	$ 39,863,740	$ 30,092,068